March 30, 2005

VIA EDGAR DIRECT TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Horizon Lines Holding Corp. and Horizon Lines, LLC Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of our clients, Horizon Lines Holding Corp. and Horizon Lines, LLC, we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the attached Registration Statement on Form S-4.

The filing fee in the amount of $29,425.00 has been paid by wire transfer to the account of the SEC.

Please contact the undersigned at (212) 756-2427 with any questions concerning this submission.

Very truly yours,

/s/ ERIC S. PIASTA

cc:	Robert S. Zuckerman, Esq. Horizon Lines Holding Corp. and Horizon Lines, LLC Vice President, General Counsel and Secretary André Weiss, Esq. Schulte Roth & Zabel LLP Partner